Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 755,808.4	$ 369,620.3	$ 192,739.2
Financing Cash Flow	81,331.8	396,255.2	172,143.7
Non-cash changes Foreign Exchange Movement	41,948.3	(12,506.7)	(3,228.8)
Non-cash changes Lease modifications	11,713.4	2,619.4	7,742.2
Non-cash changes Other Changes	(24.0)	(179.8)	224.0
Ending Balance	890,777.9	755,808.4	369,620.3
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	114,921.3	88,559.0	118,522.3
Financing Cash Flow	(111,960.0)	35,668.4	(31,571.6)
Non-cash changes Foreign Exchange Movement	(2,372.0)	(8,777.5)	1,608.3
Non-cash changes Other Changes	(589.3)	(528.6)
Ending Balance		114,921.3	88,559.0
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	22,940.7	22,388.6	17,316.9
Financing Cash Flow	(2,690.8)	(2,178.3)	(2,819.7)
Non-cash changes Foreign Exchange Movement	137.2	(82.3)	(78.5)
Non-cash changes Lease modifications	11,713.4	2,619.4	7,742.2
Non-cash changes Other Changes	267.1	193.3	227.7
Ending Balance	32,367.6	22,940.7	22,388.6
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	614,470.6	256,705.1	56,900.0
Financing Cash Flow	193,479.3	361,255.1	204,535.0
Non-cash changes Foreign Exchange Movement	44,183.1	(3,646.9)	(4,758.6)
Non-cash changes Other Changes	303.4	157.3	28.7
Ending Balance	852,436.4	614,470.6	256,705.1
Long-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,475.8	1,967.6
Financing Cash Flow	2,503.3	1,510.0	2,000.0
Non-cash changes Other Changes	(5.2)	(1.8)	(32.4)
Ending Balance	$ 5,973.9	$ 3,475.8	$ 1,967.6